Note 6 - Accrued Expenses (Detail) - Summary of Accrued Expenses (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accrued payroll expenses	$ 144,286	$ 308,380
Accrued interest	117,605	115,682
Accrued general and administrative expenses	359,050	441,876
Accrued commissions	98,199	84,724
Other accrued expenses	424,486	708,932
Total	$ 1,143,626	$ 1,659,594